Employees - Summary of Movements in Irrecoverable Surplus (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	€ 2,970	€ 2,401
Currency retranslations	36	72
Net defined benefit liability (asset)	3,518	2,970
United Kingdom
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	1,350	1,429
Currency retranslations	(68)	58
Net defined benefit liability (asset)	1,206	1,350
Netherlands
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	1,942	1,483
Currency retranslations	0	0
Net defined benefit liability (asset)	2,081	1,942
Rest of world
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	(322)	(511)
Currency retranslations	104	14
Net defined benefit liability (asset)	231	(322)
Irrecoverable surplus
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	(295)	(255)
Interest income	(6)	(7)
Change in irrecoverable surplus in excess of interest	(21)	(38)
Currency retranslations	5	5
Net defined benefit liability (asset)	(317)	(295)
Irrecoverable surplus | United Kingdom
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	0	0
Interest income	0	0
Change in irrecoverable surplus in excess of interest	0	0
Currency retranslations	0	0
Net defined benefit liability (asset)	0	0
Irrecoverable surplus | Netherlands
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	0	0
Interest income	0	0
Change in irrecoverable surplus in excess of interest	0	0
Currency retranslations	0	0
Net defined benefit liability (asset)	0	0
Irrecoverable surplus | Rest of world
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	(295)	(255)
Interest income	(6)	(7)
Change in irrecoverable surplus in excess of interest	(21)	(38)
Currency retranslations	5	5
Net defined benefit liability (asset)	€ (317)	€ (295)